Expense Example {- Communication Services Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Communication Services Fund - AMCIZ PRO-06 - Communication Services Portfolio	Apr. 29, 2022 USD ($)
Fidelity Advisor Communication Services Fund Class A
Expense Example:
1 year	$ 674
3 years	884
5 years	1,111
10 years	1,762
Fidelity Advisor Communication Services Fund Class M
Expense Example:
1 year	475
3 years	739
5 years	1,023
10 years	1,830
Fidelity Advisor Communication Services Fund Class C
Expense Example:
1 year	281
3 years	560
5 years	964
10 years	1,897
Fidelity Advisor Communication Services Fund Class I
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Fidelity Advisor Communication Services Fund Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774